Accumulated Other Comprehensive Income (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Accumulated Other Comprehensive Income Loss [Line Items]
Accumulated other comprehensive income, beginning balance	$ 7,880	$ 5,236
Other comprehensive income (loss) before reclassification, net of tax	677	3,409
Amounts reclassifed from accumulated OCI, net of tax	(497)	(765)
Net other comprehensive income (loss), net of tax	180	2,644
Accumulated other comprehensive income, ending balance	8,060	7,880
Foreign Currency Translation Adjustment [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Accumulated other comprehensive income, beginning balance	(367)	(284)
Other comprehensive income (loss) before reclassification, net of tax	(75)	(138)
Amounts reclassifed from accumulated OCI, net of tax	416	55
Net other comprehensive income (loss), net of tax	341	(83)
Accumulated other comprehensive income, ending balance	(26)	(367)
Net Unrealized Gains (Losses) on Available-for-Sale Securities [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Accumulated other comprehensive income, beginning balance	450	272
Other comprehensive income (loss) before reclassification, net of tax	64	257
Amounts reclassifed from accumulated OCI, net of tax	(16)	(79)
Net other comprehensive income (loss), net of tax	48	178
Accumulated other comprehensive income, ending balance	498	450
Net Unrealized Gains (Losses) on Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Accumulated other comprehensive income, beginning balance	445	(110)
Other comprehensive income (loss) before reclassification, net of tax	260	525
Amounts reclassifed from accumulated OCI, net of tax	36	30
Net other comprehensive income (loss), net of tax	296	555
Accumulated other comprehensive income, ending balance	741	445
Defined Benefit Postretirement Plans [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Accumulated other comprehensive income, beginning balance	7,352	5,358
Other comprehensive income (loss) before reclassification, net of tax	428	2,765
Amounts reclassifed from accumulated OCI, net of tax	(933)	(771)
Net other comprehensive income (loss), net of tax	(505)	1,994
Accumulated other comprehensive income, ending balance	$ 6,847	$ 7,352